Share-based Compensation - Narrative (Details)	12 Months Ended
	Mar. 31, 2020 USD ($) award_type participant performance_target $ / shares shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Jul. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of award types | award_type	2
Effect of reorganization | $	$ 278,248,000
Weighted average grant date fair value of units granted (in dollars per share) | $ / shares	$ 7.71	$ 3.62	$ 0.82
Total fair value of units vested | $	$ 278,200,000	$ 92,000,000.0	$ 22,600,000
Share-based compensation expense | $	$ 222,478,000	71,151,000	$ 22,294,000
Expected term (years)	6 years 1 month 6 days
Management Incentive Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units authorized for issuance (in units)	24,100,000
Number of awards granted (in shares)	469,000
Expected term (years)			2 years 6 months
Risk-free interest rate			2.34%
Fair value of units outstanding | $	$ 0	5.45
Weighted average participation threshold, exchanged/converted (dollars per share) | $ / shares	$ 1.99
Weighted average participation threshold, granted (in dollars per share) | $ / shares	7.71
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	0.06
Weighted average participation threshold, modification of MIU plan awards (in dollars per share) | $ / shares	$ 0.56
Number of units vested (in shares)	0
Appreciation Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units authorized for issuance (in units)	800,000
Number of awards granted (in shares)	53,000
Fair value of units outstanding | $	$ 0	$ 5.45
Weighted average participation threshold, exchanged/converted (dollars per share) | $ / shares	$ 1.99
Weighted average participation threshold, granted (in dollars per share) | $ / shares	7.71
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	1.63
Weighted average participation threshold, modification of MIU plan awards (in dollars per share) | $ / shares	$ 1.62
Number of units vested (in shares)	0
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance targets | performance_target	4
Vesting percentage	25.00%
Time-Vested Units | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Award vesting period	1 year
Requisite service period	48 months
Time-Vested Units | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	75.00%
Award vesting period	36 months
Requisite service period	3 years
Management Incentive Units and Appreciation Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of participants impacted by the plan modification | participant	306
Incremental stock compensation expense recognized from the plan modification | $	$ 145,300,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation cost not yet recognized | $	$ 38,800,000
Weighted average period of recognition	3 years 4 months 24 days
Share-based compensation expense | $	$ 7,200,000
Unvested restricted stock and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $	$ 27,900,000
Number of awards granted (in shares)	6,569,783
Restricted Stock And Restricted Stock Units, Performance-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of performance targets	4
Vesting percentage	25.00%
Number of awards granted (in shares)	696,873
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period of recognition	1 year 10 months 24 days
Number of awards granted (in shares)	2,855,000
Total unrecognized compensation cost | $	$ 22,900,000
Weighted average participation threshold, granted (in dollars per share) | $ / shares	$ 16.00
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	$ 16.00
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period of recognition	3 years
Number of awards granted (in shares)	3,715,000
Total unrecognized compensation cost | $	$ 44,400,000
Weighted average participation threshold, granted (in dollars per share) | $ / shares	$ 16.33
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	$ 16.42
Shares committed under ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP offering period	6 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.80%
Minimum | Management Incentive Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 months	1 year
Risk-free interest rate	1.86%	2.33%
Minimum | Appreciation Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 months	1 year	2 years 6 months
Risk-free interest rate	1.86%	2.33%	2.34%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.90%
Maximum | Management Incentive Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	1 year 3 months	1 year 6 months
Risk-free interest rate	2.09%	2.40%
Maximum | Appreciation Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	1 year 3 months	1 year 6 months
Risk-free interest rate	2.09%	2.40%
2019 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost | $	$ 400,000
Expected term (years)	15 days
Risk-free interest rate	1.60%
Award Period One | Restricted Stock And Restricted Stock Units, Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares)	3,379,170
Award Period One | Restricted Stock And Restricted Stock Units, Time-Based | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Award vesting period	1 year
Award Period One | Restricted Stock And Restricted Stock Units, Time-Based | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	75.00%
Award vesting period	36 months
Award Period Two | Restricted Stock And Restricted Stock Units, Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares)	2,443,740
Award Period Two | Restricted Stock And Restricted Stock Units, Time-Based | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Award vesting period	1 year
Award Period Two | Restricted Stock And Restricted Stock Units, Time-Based | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	75.00%
Award vesting period	3 years
Award Period Three | Restricted Stock And Restricted Stock Units, Time-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted (in shares)	50,000
Common Class A | Shares committed under ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP, maximum percentage of the common stock available for purchase	85.00%
Common Class A | 2019 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)				6,250,000